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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Income Builder Fund

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 27.7%
Convertible 3.0%
Columbia Convertible Securities Fund, Class I Shares (a)	1,813,043	$26,796,785
Dividend Income 9.8%
Columbia Dividend Opportunity Fund, Class I Shares (a)	10,207,140	89,108,329
International 2.0%
Columbia Multi-Advisor International Equity Fund, Class I Shares (a)	1,571,744	18,405,117
Real Estate 4.4%
Columbia Real Estate Equity Fund, Class I Shares (a)	2,814,570	40,051,337
U.S. Large Cap 4.5%
Columbia Large Value Quantitative Fund, Class I Shares (a)	5,486,683	40,766,057
U.S. Small Cap 4.0%
Columbia Small Cap Value Fund I, Class I Shares (a)	814,393	35,906,567
Total Equity Funds (Cost: $231,750,538)		$251,034,192

Fixed-Income Funds 65.6%
Emerging Markets 5.0%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	3,656,806	45,746,648
Floating Rate 7.5%
Columbia Floating Rate Fund, Class I Shares (a)	7,478,566	67,606,234
High Yield 11.9%
Columbia High Yield Bond Fund, Class I Shares (a)	37,001,926	108,045,623
Inflation Protected Securities 3.0%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	2,348,048	26,955,593

	Shares	Value

Fixed-Income Funds (continued)
International 2.0%
Columbia International Bond Fund, Class I Shares (a)	1,530,102	$17,779,787
Investment Grade 36.2%
Columbia Corporate Income Fund, Class I Shares (a)	4,185,707	45,289,349
Columbia Limited Duration Credit Fund, Class I Shares (a)	4,379,458	45,108,418
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	40,119,777	231,089,918
Columbia U.S. Treasury Index Fund, Class I Shares (a)	537,160	6,257,914
Total		327,745,599
Total Fixed-Income Funds (Cost: $547,766,737)		$593,879,484

Alternative Investments 6.5%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	1,949,700	20,315,876
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)(b)	3,825,968	38,106,639
Total Alternative Investments (Cost: $57,966,918)		$58,422,515

Money Market Funds 0.1%
Columbia Money Market Fund, Class I Shares, 0.009%(a)(c)	497,325	497,325
Total Money Market Funds (Cost: $497,325)		$497,325
Total Investments in Affiliated Funds
(Cost: $837,981,518) (d)		$903,833,516(e)
Other Assets and Liabilities		664,136
Net Assets		$904,497,652

Notes to Investments in Affiliated Funds

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	14,773,105	4,913,634	—	—	19,686,739	—	—	20,315,876
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	23,038,847	15,248,948	(7,608)	(8)	38,280,179	—	—	38,106,639
Columbia Convertible Securities Fund, Class I Shares	25,917,320	2,398,246	(468,291)	(15,224)	27,832,051	—	632,066	26,796,785
Columbia Corporate Income Fund, Class I Shares*	—	43,819,908	—	—	43,819,908	—	626,900	45,289,349
Columbia Diversified Bond Fund, Class I Shares*	66,669,960	449,910	(70,075,964)	2,956,094	—	—	454,562	—
Columbia Dividend Opportunity Fund, Class I Shares	86,056,449	8,454,877	(7,484,515)	(964,063)	86,062,748	—	2,309,057	89,108,329
Columbia Emerging Markets Bond Fund, Class I Shares	51,515,137	3,155,226	(16,498,991)	1,932,971	40,104,343	—	2,165,552	45,746,648
Columbia Floating Rate Fund, Class I Shares	53,863,986	6,660,438	(6,521)	(498)	60,517,405	—	2,317,729	67,606,234
Columbia High Yield Bond Fund, Class I Shares	107,397,051	8,082,303	(26,536,730)	7,534,104	96,476,728	—	5,798,803	108,045,623
Columbia Inflation Protected Securities Fund, Class I Shares	36,186,646	2,153,438	(14,580,652)	1,058,317	24,817,749	—	412,720	26,955,593
Columbia International Bond Fund, Class I Shares	15,409,494	2,176,954	—	—	17,586,448	—	177,128	17,779,787
Columbia Large Value Quantitative Fund, Class I Shares	38,061,210	4,828,528	(3,777,470)	469,992	39,582,260	—	—	40,766,057
Columbia Limited Duration Credit Fund, Class I Shares	30,960,001	13,010,800	—	—	43,970,801	—	724,981	45,108,418
Columbia Money Market Fund, Class I Shares, 0.009%	760,626	116,700	(380,001)	—	497,325	—	32	497,325
Columbia Multi-Advisor International Equity Fund, Class I Shares	16,613,818	2,206,956	(744,701)	5,783	18,081,856	—	252,962	18,405,117
Columbia Real Estate Equity Fund, Class I Shares	25,100,346	3,907,883	(8,441,192)	4,387,174	24,954,211	—	632,873	40,051,337
Columbia Small Cap Value Fund I, Class I Shares	40,188,584	2,551,138	(9,020,152)	1,517,841	35,237,411	—	—	35,906,567
Columbia U.S. Government Mortgage Fund, Class I Shares	112,865,674	109,715,116	(9,863,456)	1,505,065	214,222,399	—	3,969,061	231,089,918
Columbia U.S. Treasury Index Fund, Class I Shares*	—	6,354,273	(170,183)	66,867	6,250,957	101,704	53,483	6,257,914
Total	745,378,254	240,205,276	(168,056,427)	20,454,415	837,981,518	101,704	20,527,909	903,833,516

* Issuer was not an affiliate for the entire period ended October 31, 2012
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2012.
(d)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $837,982,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$67,061,000
Unrealized Depreciation	(1,209,000)
Net Unrealized Appreciation	$65,852,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Princes in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Investments in Affiliated Funds	903,833,516	—	—	903,833,516

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Portfolio Builder Aggressive Fund

(renamed Columbia Capital Allocation Aggressive Portfolio, effective December 14, 2012)

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 81.4%
Dividend Income 5.2%
Columbia Dividend Income Fund, Class I Shares (a)	919,637	$13,656,610
Columbia Dividend Opportunity Fund, Class I Shares (a)	1,724,295	15,053,099
Total		28,709,709
International 21.9%
Columbia Acorn International, Class I Shares (a)	98,647	3,947,863
Columbia Emerging Markets Fund, Class I Shares (a)(b)	2,452,308	23,885,477
Columbia European Equity Fund, Class I Shares (a)	7,275,388	43,361,315
Columbia Greater China Fund, Class I Shares (a)	327,848	15,976,014
Columbia Pacific/Asia Fund, Class I Shares (a)	4,091,169	32,933,912
Total		120,104,581
Real Estate 1.9%
Columbia Real Estate Equity Fund, Class I Shares (a)	739,809	10,527,475
U.S. Large Cap 33.9%
Columbia Contrarian Core Fund, Class I Shares (a)	2,540,593	40,751,111
Columbia Diversified Equity Income Fund, Class I Shares (a)	1,438,138	15,028,542
Columbia Large Cap Core Fund, Class I Shares (a)	1,483,630	21,764,849
Columbia Large Cap Growth Fund, Class I Shares (a)	596,537	16,195,971
Columbia Large Core Quantitative Fund, Class I Shares (a)	4,132,441	27,232,788
Columbia Large Growth Quantitative Fund, Class I Shares (a)	1,867,199	16,225,959
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	2,183,126	28,926,417
Columbia Select Large-Cap Value Fund, Class I Shares (a)	1,166,587	19,155,365
Total		185,281,002
U.S. Mid Cap 13.4%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	1,400,439	37,545,770
Columbia Mid Cap Value Fund, Class I Shares (a)	1,154,235	16,447,846
Columbia Mid Cap Value Opportunity Fund, Class I Shares (a)	2,310,182	19,220,715
Total		73,214,331

	Shares	Value

Equity Funds (continued)
U.S. Small Cap 5.1%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares (a)(b)	894,445	$5,482,946
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	250,427	4,031,881
Columbia Small Cap Core Fund, Class I Shares (a)(b)	554,957	8,773,863
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	314,642	9,417,241
Total		27,705,931
Total Equity Funds (Cost: $393,649,880)		$445,543,029

Fixed-Income Funds 14.3%
High Yield 3.3%
Columbia Income Opportunities Fund, Class I Shares (a)	1,801,926	17,893,127
Investment Grade 11.0%
Columbia Corporate Income Fund, Class I Shares (a)	3,054,748	33,052,371
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	4,750,673	27,363,879
Total		60,416,250
Total Fixed-Income Funds (Cost: $73,380,024)		$78,309,377

Alternative Investments 3.5%
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	1,045,519	10,946,586
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)(b)	524,630	5,246,298
Columbia Flexible Capital Income Fund, Class I Shares(a)	257,040	2,830,011
Total Alternative Investments (Cost: $18,238,169)		$19,022,895

Money Market Funds 0.9%
Columbia Short-Term Cash Fund, 0.149%(a)(c)	4,806,204	4,806,204
Total Money Market Funds (Cost: $4,806,204)		$4,806,204
Total Investments (Cost: $490,074,277) (d)		$547,681,505(e)
Other Assets and Liabilities		(347,386)
Net Assets		$547,334,119

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	18,985,576	382,470	(8,897,581)	41,244	10,511,709	—	—	10,946,586
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	8,096,757	204,545	(3,155,309)	45,613	5,191,606	—	—	5,246,298
Columbia Acorn International, Class I Shares	5,363,890	38,806	(2,336,326)	636,182	3,702,552	—	22,037	3,947,863
Columbia Contrarian Core Fund, Class I Shares	31,214,502	9,783,993	(5,345,812)	(918,384)	34,734,299	—	—	40,751,111
Columbia Corporate Income Fund, Class I Shares	37,650,987	2,216,001	(9,844,295)	244,664	30,267,357	—	900,918	33,052,371
Columbia Diversified Equity Income Fund, Class I Shares	14,081,372	294,741	(4,455,810)	1,064,071	10,984,374	—	268,835	15,028,542
Columbia Dividend Income Fund, Class I Shares	20,582,376	312,430	(8,748,226)	388,981	12,535,561	—	284,024	13,656,610
Columbia Dividend Opportunity Fund, Class I Shares	18,268,084	433,280	(8,778,765)	1,100,603	11,023,202	—	405,126	15,053,099
Columbia Emerging Markets Fund, Class I Shares	19,266,959	7,532,284	(3,759,664)	(379,667)	22,659,912	1,065,036	—	23,885,477
Columbia European Equity Fund, Class I Shares	45,405,389	14,920,339	(22,346,674)	1,625,236	39,604,290	—	—	43,361,315
Columbia Flexible Capital Income Fund, Class I Shares	2,719,943	130,267	(342,190)	26,836	2,534,856	—	68,723	2,830,011
Columbia Greater China Fund, Class I Shares	17,043,200	546,762	(1,417,689)	(49,167)	16,123,106	—	—	15,976,014
Columbia Income Opportunities Fund, Class I Shares	10,380,418	8,370,972	(2,438,768)	583,069	16,895,691	—	777,116	17,893,127
Columbia Large Cap Core Fund, Class I Shares	17,422,069	5,483,071	(2,691,640)	118,140	20,331,640	—	47,772	21,764,849
Columbia Large Cap Growth Fund, Class I Shares	18,769,297	34,252	(7,896,029)	(337,052)	10,570,468	—	—	16,195,971
Columbia Large Core Quantitative Fund, Class I Shares	18,689,572	5,254,367	(3,241,465)	(136,879)	20,565,595	—	—	27,232,788
Columbia Large Growth Quantitative Fund, Class I Shares	20,809,126	29,647	(7,671,203)	200,775	13,368,345	—	—	16,225,959
Columbia Mid Cap Growth Fund, Class I Shares	15,599,531	172,751	(4,903,845)	2,152,309	13,020,746	—	42,127	19,220,715
Columbia Mid Cap Value Fund, Class I Shares	32,654,912	5,515,696	(1,555,431)	672,827	37,288,004	—	—	37,545,770

Columbia Mid Cap Value Opportunity Fund, Class I Shares	11,720,294	5,788,744	(1,357,957)	(10,238)	16,140,843	—	138,049	16,447,846
Columbia Money Market Fund, Class I Shares, 0.009%	—	51	(51)	—	—	—	—	—
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	5,247,216	201,217	(3,682,382)	1,885,447	3,651,498	—	—	5,482,946
Columbia Pacific/Asia Fund, Class I Shares	27,615,603	8,620,761	(5,184,040)	83,323	31,135,647	—	226,729	32,933,912
Columbia Real Estate Equity Fund, Class I Shares	8,573,499	466,741	(2,178,609)	1,196,998	8,058,629	—	175,646	10,527,475
Columbia Select Large Cap Growth Fund, Class I Shares	25,213,398	4,849,592	(2,481,008)	119,621	27,701,603	—	—	28,926,417
Columbia Select Large-Cap Value Fund, Class I Shares	9,858,164	8,479,983	(1,766,811)	474,299	17,045,635	—	—	19,155,365
Columbia Select Smaller-Cap Value Fund, Class I Shares	4,370,116	109,733	(485,953)	149,444	4,143,340	—	—	4,031,881
Columbia Short-Term Cash Fund, 0.149%	1,508,970	9,410,834	(6,113,600)	—	4,806,204	—	4,133	4,806,204
Columbia Small Cap Core Fund, Class I Shares	—	9,528,648	(373,367)	(9,898)	9,145,383	—	—	8,773,863
Columbia Small Cap Growth Fund I, Class I Shares	10,979,888	224,772	(991,794)	(97,660)	10,115,206	—	—	9,417,241
Columbia U.S. Government Mortgage Fund, Class I Shares	28,581,019	1,489,036	(3,893,871)	40,792	26,216,976	—	571,997	27,363,879
Columbia U.S. Treasury Index Fund, Class I Shares	10,273,753	405	(10,519,463)	245,305	—	—	3,143	—
Total	516,945,880	110,827,191	(148,855,628)	11,156,834	490,074,277	1,065,036	3,936,375	547,681,505

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2012.
(d)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $490,074,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$58,936,000
Unrealized Depreciation	(1,328,000)
Net Unrealized Appreciation	$57,608,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Notes to Portfolio of Investments

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Investments in Affiliated Funds	547,681,505	—	—	547,681,505

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Portfolio Builder Conservative Fund

(renamed Columbia Capital Allocation Conservative Portfolio, effective December 14, 2012)

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 20.0%
Dividend Income 4.1%
Columbia Dividend Income Fund, Class I Shares (a)	470,555	$6,987,736
Columbia Dividend Opportunity Fund, Class I Shares (a)	802,960	7,009,844
Total		13,997,580
International 4.3%
Columbia Acorn International, Class I Shares (a)	12,759	510,606
Columbia Emerging Markets Fund, Class I Shares (a)(b)	283,077	2,757,168
Columbia European Equity Fund, Class I Shares (a)	1,035,736	6,172,984
Columbia Pacific/Asia Fund, Class I Shares (a)	637,450	5,131,474
Total		14,572,232
U.S. Large Cap 8.5%
Columbia Contrarian Core Fund, Class I Shares (a)	425,298	6,821,786
Columbia Large Cap Core Fund, Class I Shares (a)	116,116	1,703,421
Columbia Large Cap Growth Fund, Class I Shares (a)	156,513	4,249,321
Columbia Large Core Quantitative Fund, Class I Shares (a)	1,292,042	8,514,557
Columbia Large Growth Quantitative Fund, Class I Shares (a)	882,700	7,670,662
Total		28,959,747
U.S. Mid Cap 2.5%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	159,442	4,274,643
Columbia Mid Cap Value Fund, Class I Shares (a)	300,562	4,283,011
Total		8,557,654
U.S. Small Cap 0.6%
Columbia Small Cap Core Fund, Class I Shares (a)(b)	141,564	2,238,125
Total Equity Funds (Cost: $61,611,794)		$68,325,338

Fixed-Income Funds 69.3%
Convertible 1.0%
Columbia Convertible Securities Fund, Class I Shares (a)	231,516	3,421,813

	Shares	Value

Fixed-Income Funds (continued)
Emerging Markets 5.0%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	1,363,395	$17,056,069
Inflation Protected Securities 5.1%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	1,496,357	17,178,177
Investment Grade 58.2%
Columbia Corporate Income Fund, Class I Shares (a)	5,710,813	61,790,996
Columbia Limited Duration Credit Fund, Class I Shares (a)	3,315,650	34,151,191
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	13,625,683	78,483,936
Columbia U.S. Treasury Index Fund, Class I Shares (a)	2,054,472	23,934,603
Total		198,360,726
Total Fixed-Income Funds (Cost: $221,761,609)		$236,016,785

Alternative Investments 8.0%
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	487,053	5,099,445
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)(b)	765,150	7,651,499
Columbia Absolute Return Multi- Strategy Fund, Class I Shares(a)(b)	768,907	7,658,314
Columbia Flexible Capital Income Fund, Class I Shares(a)	620,568	6,832,454
Total Alternative Investments (Cost: $26,382,206)		$27,241,712

Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.149%(a)(c)	9,327,690	9,327,690
Total Money Market Funds (Cost: $9,327,690)		$9,327,690
Total Investments in Affiliated Funds
(Cost: $319,083,299) (d)		$340,911,525(e)
Other Assets and Liabilities		(153,283)
Net Assets		$340,758,242

Investments in Derivatives
Futures Contracts Outstanding at October 31, 2012

At October 31, 2012, $86,500 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 10-year	43	5,720,344	December 2012	28,133	—
U.S. Treasury Long Bond, 30-year	14	2,090,375	December 2012	19,222	—
Total		7,810,719		47,355	—

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
CMG Ultra-Short Term Bond Fund, Class I Shares*	14,533,485	268,352	(14,834,116)	32,279	—	—	22,086	—
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	3,996,344	999,747	(88,442)	585	4,908,234	—	—	5,099,445
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares*	—	7,865,993	(204,433)	(25)	7,661,535	—	—	7,651,499
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	6,108,714	3,093,254	(1,541,633)	9,156	7,669,491	—	—	7,658,314
Columbia Acorn International, Class I Shares	504,501	102,168	(107,982)	(2,627)	496,060	—	2,612	510,606
Columbia Contrarian Core Fund, Class I Shares	6,096,893	477,922	(1,510,022)	497,006	5,561,799	—	—	6,821,786
Columbia Convertible Securities Fund, Class I Shares	13,332,350	521,699	(10,110,562)	(409,985)	3,333,502	—	147,845	3,421,813
Columbia Corporate Income Fund, Class I Shares	54,880,305	4,839,964	(2,985,030)	93,558	56,828,797	—	1,578,098	61,790,996
Columbia Dividend Income Fund, Class I Shares	5,294,000	1,501,661	(504,312)	35,761	6,327,110	—	135,371	6,987,736
Columbia Dividend Opportunity Fund, Class I Shares	4,751,716	1,556,366	(453,801)	183,263	6,037,544	—	175,537	7,009,844
Columbia Emerging Markets Bond Fund, Class I Shares	15,170,380	1,223,131	(1,278,395)	69,137	15,184,253	—	672,214	17,056,069
Columbia Emerging Markets Fund, Class I Shares	952,831	1,908,798	(89,163)	(9,762)	2,762,704	113,713	—	2,757,168
Columbia European Equity Fund, Class I Shares	4,737,392	2,356,982	(1,321,734)	(110,195)	5,662,445	—	—	6,172,984
Columbia Flexible Capital Income Fund, Class I Shares	6,150,343	542,516	(599,583)	49,671	6,142,947	—	154,253	6,832,454

Columbia Inflation Protected Securities Fund, Class I Shares	14,227,858	1,656,504	(710,029)	97,261	15,271,594	—	262,011	17,178,177
Columbia Large Cap Core Fund, Class I Shares	1,613,695	139,027	(195,624)	7,782	1,564,880	—	3,459	1,703,421
Columbia Large Cap Growth Fund, Class I Shares	3,020,519	395,056	(497,680)	159,896	3,077,791	—	—	4,249,321
Columbia Large Core Quantitative Fund, Class I Shares	3,302,105	4,471,947	(648,216)	286,722	7,412,558	—	—	8,514,557
Columbia Large Growth Quantitative Fund, Class I Shares	5,081,091	2,206,250	(600,095)	207,337	6,894,583	—	—	7,670,662
Columbia Limited Duration Credit Fund, Class I Shares	32,345,723	2,746,719	(3,573,465)	261,783	31,780,760	—	594,969	34,151,191
Columbia Mid Cap Growth Fund, Class I Shares	2,376,091	2,131,474	(204,331)	(4,242)	4,298,992	—	—	4,274,643
Columbia Mid Cap Value Fund, Class I Shares	825,179	3,585,929	(243,644)	(346)	4,167,118	—	34,704	4,283,011
Columbia Mid Cap Value Opportunity Fund, Class I Shares*	1,381,019	868	(1,657,068)	275,181	—	—	—	—
Columbia Money Market Fund, Class I Shares	2	53	(55)	—	—	—	—	—
Columbia Pacific/Asia Fund, Class I Shares	2,316,805	2,906,488	(191,393)	(15,408)	5,016,492	—	32,610	5,131,474
Columbia Short-Term Cash Fund, Class I Shares	582,304	15,766,929	(7,021,543)	—	9,327,690	—	7,409	9,327,690
Columbia Small Cap Core Fund, Class I Shares*	—	3,422,228	(1,073,301)	(17,209)	2,331,718	—	—	2,238,125
Columbia U.S. Government Mortgage Fund, Class I Shares	74,107,911	6,252,292	(5,127,072)	94,606	75,327,737	—	1,542,304	78,483,936
Columbia U.S. Treasury Index Fund, Class I Shares	24,370,994	3,115,988	(3,644,828)	192,811	24,034,965	365,956	241,677	23,934,603
Total	302,060,550	76,056,305	(61,017,552)	1,983,996	319,083,299	479,669	5,607,159	340,911,525

* Issuer was not an affiliate for the entire period ended October 31, 2012.

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2012.
(d)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $319,083,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was: [Insert S29]

Unrealized Appreciation	$22,074,000
Unrealized Depreciation	(245,000)
Net Unrealized Appreciation	$21,829,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments in Affiliated Funds	340,911,525	—	—	340,911,525
Derivatives
Assets
Futures Contracts	47,355	—	—	47,355
Total	340,958,880	—	—	340,958,880

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Portfolio Builder Moderate Aggressive Fund

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 65.6%
Dividend Income 4.2%
Columbia Dividend Income Fund, Class I Shares (a)	1,545,734	$22,954,156
Columbia Dividend Opportunity Fund, Class I Shares (a)	2,968,287	25,913,140
Total		48,867,296
International 17.1%
Columbia Acorn International, Class I Shares (a)	138,889	5,558,346
Columbia Emerging Markets Fund, Class I Shares (a)(b)	4,332,307	42,196,672
Columbia European Equity Fund, Class I Shares (a)	11,050,169	65,859,004
Columbia Greater China Fund, Class I Shares (a)	462,040	22,515,203
Columbia Pacific/Asia Fund, Class I Shares (a)	7,551,993	60,793,547
Total		196,922,772
Real Estate 1.0%
Columbia Real Estate Equity Fund, Class I Shares (a)	788,291	11,217,377
U.S. Large Cap 28.4%
Columbia Contrarian Core Fund, Class I Shares (a)	4,425,478	70,984,663
Columbia Diversified Equity Income Fund, Class I Shares (a)	2,477,929	25,894,351
Columbia Large Cap Core Fund, Class I Shares (a)	2,180,264	31,984,475
Columbia Large Cap Growth Fund, Class I Shares (a)	1,356,060	36,817,035
Columbia Large Core Quantitative Fund, Class I Shares (a)	7,814,313	51,496,323
Columbia Large Growth Quantitative Fund, Class I Shares (a)	3,917,552	34,043,529
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	2,917,409	38,655,667
Columbia Select Large-Cap Value Fund, Class I Shares (a)	2,283,863	37,501,035
Total		327,377,078
U.S. Mid Cap 10.9%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	2,102,099	56,357,290
Columbia Mid Cap Value Fund, Class I Shares (a)	2,432,876	34,668,481
Columbia Mid Cap Value Opportunity Fund, Class I Shares (a)	4,176,838	34,751,291
Total		125,777,062
U.S. Small Cap 4.0%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares (a)(b)	2,355,833	14,441,256

	Shares	Value

Equity Funds (continued)
U.S. Small Cap (continued)
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	176,162	$2,836,218
Columbia Small Cap Core Fund, Class I Shares (a)(b)	725,578	11,471,382
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	568,657	17,019,894
Total		45,768,750
Total Equity Funds (Cost: $659,990,036)		$755,930,335

Fixed-Income Funds 30.2%
Convertible 2.0%
Columbia Convertible Securities Fund, Class I Shares (a)	1,563,349	23,106,299
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	925,476	11,577,700
High Yield 4.5%
Columbia Income Opportunities Fund, Class I Shares (a)	5,269,194	52,323,100
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	1,011,845	11,615,977
Investment Grade 21.7%
Columbia Corporate Income Fund, Class I Shares (a)	11,298,081	122,245,234
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	20,128,928	115,942,626
Columbia U.S. Treasury Index Fund, Class I Shares (a)	982,357	11,444,465
Total		249,632,325
Total Fixed-Income Funds (Cost: $327,605,016)		$348,255,401

Alternative Investments 3.5%
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	2,209,256	23,130,912
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)(b)	1,118,383	11,183,825
Columbia Flexible Capital Income Fund, Class I Shares(a)	545,964	6,011,068
Total Alternative Investments (Cost: $38,678,367)		$40,325,805

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.149%(a)(c)	7,964,516	7,964,516
Total Money Market Funds (Cost: $7,964,516)		$7,964,516

Total Investments
(Cost: $1,034,237,935) (d)	$1,152,476,057(e)
Other Assets and Liabilities	(554,436)
Net Assets	$1,151,921,621

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	28,265,736	574,161	(6,657,919)	46,326	22,228,304	—	—	23,130,912
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	11,216,154	483,340	(636,320)	7,265	11,070,439	—	—	11,183,825
Columbia Acorn International, Class I Shares	8,555,157	71,486	(4,413,205)	1,105,837	5,319,275	—	30,569	5,558,346
Columbia Contrarian Core Fund, Class I Shares	49,370,644	19,565,969	(8,179,570)	(681,994)	60,075,049	—	—	70,984,663
Columbia Convertible Securities Fund, Class I Shares	24,425,317	1,290,664	(2,242,769)	4,539	23,477,751	—	579,683	23,106,299
Columbia Corporate Income Fund, Class I Shares	111,982,036	14,136,524	(14,312,332)	537,262	112,343,490	—	3,333,559	122,245,234
Columbia Diversified Equity Income Fund, Class I Shares	24,448,625	484,175	(8,404,687)	2,256,826	18,784,939	—	463,752	25,894,351
Columbia Dividend Income Fund, Class I Shares	25,956,565	495,780	(5,455,896)	289,397	21,285,846	—	479,663	22,954,156
Columbia Dividend Opportunity Fund, Class I Shares	21,303,128	740,277	(5,514,502)	1,528,659	18,057,562	—	698,984	25,913,140
Columbia Emerging Markets Bond Fund, Class I Shares	11,146,234	702,626	(1,667,981)	106,259	10,287,138	—	488,257	11,577,700
Columbia Emerging Markets Fund, Class I Shares	29,953,974	22,257,279	(10,298,739)	(935,999)	40,976,515	1,860,363	—	42,196,672
Columbia European Equity Fund, Class I Shares	73,146,837	29,353,385	(44,520,714)	2,831,908	60,811,416	—	—	65,859,004
Columbia Flexible Capital Income Fund, Class I Shares	5,666,927	221,968	(557,741)	48,469	5,379,623	—	145,055	6,011,068
Columbia Greater China Fund, Class I Shares	23,636,405	683,399	(1,466,916)	(47,701)	22,805,187	—	—	22,515,203
Columbia Income Opportunities Fund, Class I Shares	44,637,746	9,234,046	(5,956,650)	705,101	48,620,243	—	2,291,798	52,323,100

Columbia Inflation Protected Securities Fund, Class I Shares	21,200,164	654,503	(12,338,003)	654,499	10,171,163	—	186,366	11,615,978
Columbia Large Cap Core Fund, Class I Shares	33,120,253	126,844	(3,704,781)	211,537	29,753,853	—	70,857	31,984,475
Columbia Large Cap Growth Fund, Class I Shares	35,709,006	45,047	(7,674,516)	(855,303)	27,224,234	—	—	36,817,034
Columbia Large Core Quantitative Fund, Class I Shares	32,362,835	10,870,450	(5,503,082)	1,046,298	38,776,501	—	—	51,496,323
Columbia Large Growth Quantitative Fund, Class I Shares	39,871,300	33,157	(9,701,935)	(1,105,040)	29,097,482	—	—	34,043,529
Columbia Mid Cap Growth Fund, Class I Shares	53,652,122	2,554,196	(1,746,703)	(35,814)	54,423,801	—	—	56,357,290
Columbia Mid Cap Value Fund, Class I Shares	21,296,931	14,858,969	(2,214,001)	10,814	33,952,713	—	289,656	34,668,481
Columbia Mid Cap Value Opportunity Fund, Class I Shares	23,557,897	349,557	(3,155,271)	1,415,441	22,167,624	—	76,190	34,751,291
Columbia Money Market Fund, Class I Shares, 0.009%	—	51	(51)	—	—	—	—	—
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	8,742,326	586,409	(1,621,610)	830,329	8,537,454	—	—	14,441,256
Columbia Pacific/Asia Fund, Class I Shares	44,029,197	19,031,888	(5,078,842)	(244,044)	57,738,199	—	414,734	60,793,547
Columbia Real Estate Equity Fund, Class I Shares	9,677,739	408,996	(1,849,385)	547,663	8,785,013	—	186,178	11,217,377
Columbia Select Large Cap Growth Fund, Class I Shares	41,899,268	449,909	(5,549,041)	147,087	36,947,223	—	—	38,655,667
Columbia Select Large-Cap Value Fund, Class I Shares	36,565,326	252,860	(6,729,029)	1,489,234	31,578,391	—	—	37,501,035
Columbia Select Smaller-Cap Value Fund, Class I Shares	3,306,235	73,426	(296,182)	(24,036)	3,059,443	—	—	2,836,218
Columbia Short-Term Cash Fund, 0.149%	2,182,771	21,190,088	(15,408,344)	—	7,964,515	—	8,407	7,964,516
Columbia Small Cap Core Fund, Class I Shares	—	12,414,012	(376,666)	(3,767)	12,033,579	—	—	11,471,382
Columbia Small Cap Growth Fund I, Class I Shares	19,091,126	335,068	(1,491,425)	(136,028)	17,798,741	—	—	17,019,894
Columbia U.S. Government Mortgage Fund, Class I Shares	122,091,862	5,211,434	(16,296,965)	164,128	111,170,459	—	2,425,808	115,942,626
Columbia U.S. Treasury Index Fund, Class I Shares	44,437,245	1,008,170	(34,662,089)	751,444	11,534,770	189,668	133,969	11,444,465
Total	1,086,505,088	190,750,113	(255,683,862)	12,666,596	1,034,237,935	2,050,031	12,303,485	1,152,476,057

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2012.
(d)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $1,034,238,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$120,554,000
Unrealized Depreciation	(2,316,000)
Net Unrealized Appreciation	$118,238,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments in Affiliated Funds	1,152,476,057	—	—	1,152,476,057
Total	1,152,476,057	—	—	1,152,476,057

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Portfolio Builder Moderate Conservative Fund

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 34.9%
Dividend Income 5.6%
Columbia Dividend Income Fund, Class I Shares (a)	869,385	$12,910,375
Columbia Dividend Opportunity Fund, Class I Shares (a)	2,231,278	19,479,056
Total		32,389,431
International 8.4%
Columbia Acorn International, Class I Shares (a)	36,560	1,463,119
Columbia Emerging Markets Fund, Class I Shares (a)(b)	930,449	9,062,571
Columbia European Equity Fund, Class I Shares (a)	2,971,533	17,710,341
Columbia Greater China Fund, Class I Shares (a)	119,482	5,822,345
Columbia Pacific/Asia Fund, Class I Shares (a)	1,803,896	14,521,367
Total		48,579,743
U.S. Large Cap 13.7%
Columbia Contrarian Core Fund, Class I Shares (a)	1,439,383	23,087,703
Columbia Large Cap Core Fund, Class I Shares (a)	488,703	7,169,269
Columbia Large Cap Growth Fund, Class I Shares (a)	464,038	12,598,638
Columbia Large Core Quantitative Fund, Class I Shares (a)	2,617,983	17,252,504
Columbia Large Growth Quantitative Fund, Class I Shares (a)	2,248,994	19,543,759
Total		79,651,873
U.S. Mid Cap 5.2%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	531,383	14,246,373
Columbia Mid Cap Value Fund, Class I Shares (a)	1,115,280	15,892,745
Total		30,139,118
U.S. Small Cap 2.0%
Columbia Small Cap Core Fund, Class I Shares (a)(b)	732,242	11,576,746
Total Equity Funds (Cost: $181,093,979)		$202,336,911

Fixed-Income Funds 58.3%
Convertible 1.0%
Columbia Convertible Securities Fund, Class I Shares (a)	390,213	5,767,353

	Shares	Value

Fixed-Income Funds (continued)
Emerging Markets 5.1%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	2,347,246	$29,364,047
High Yield 4.0%
Columbia Income Opportunities Fund, Class I Shares (a)	2,345,413	23,289,948
Inflation Protected Securities 2.0%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	1,016,468	11,669,055
Investment Grade 46.2%
Columbia Corporate Income Fund, Class I Shares (a)	9,196,069	99,501,473
Columbia Limited Duration Credit Fund, Class I Shares (a)	3,953,181	40,717,760
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	20,150,774	116,068,457
Columbia U.S. Treasury Index Fund, Class I Shares (a)	996,330	11,607,244
Total		267,894,934
Total Fixed-Income Funds (Cost: $317,530,107)		$337,985,337

Alternative Investments 6.0%
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	1,056,503	11,061,584
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)(b)	576,498	5,764,976
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)(b)	579,806	5,774,870
Columbia Flexible Capital Income Fund, Class I Shares(a)	1,096,818	12,075,967
Total Alternative Investments (Cost: $32,987,036)		$34,677,397

Money Market Funds 0.8%
Columbia Money Market Fund, Class I Shares, 0.009%(a)(c)	3	3
Columbia Short-Term Cash Fund, 0.149%(a)(c)	4,394,768	4,394,768
Total Money Market Funds (Cost: $4,394,771)		$4,394,771
Total Investments (Cost: $536,005,893) (d)		$579,394,416(e)
Other Assets and Liabilities		187,062
Net Assets		$579,581,478

Investments in Derivatives
Futures Contracts Outstanding at October 31, 2012

At October 31, 2012, $123,100 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond, 20-year	20	2,986,250	December 2012	27,460	—
U.S. Treasury Note, 10-year	61	8,114,906	December 2012	39,909	—
Total				67,369	—

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
CMG Ultra-Short Term Bond Fund	9,088,797	371,944	(9,478,573)	17,832	—	—	—	—
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	13,072,668	563,239	(3,005,758)	10,198	10,640,347	—	—	11,061,584
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	—	5,808,546	(36,424)	(129)	5,771,993	—	—	5,764,976
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	10,391,923	489,547	(5,150,322)	25,384	5,756,532	—	—	5,774,870
Columbia Acorn International, Class I Shares	1,937,096	211,511	(773,064)	46,294	1,421,837	—	7,549	1,463,119
Columbia Contrarian Core Fund, Class I Shares	14,991,021	4,544,597	(1,250,865)	(45,158)	18,239,595	—	—	23,087,703
Columbia Convertible Securities Fund, Class I Shares	11,530,345	545,555	(5,871,173)	(291,061)	5,913,666	—	177,015	5,767,353
Columbia Corporate Income Fund, Class I Shares	88,186,515	6,486,746	(3,378,047)	120,014	91,415,228	—	2,582,530	99,501,473
Columbia Dividend Income Fund, Class I Shares	11,463,006	656,714	(752,475)	48,187	11,415,432	—	257,182	12,910,375
Columbia Dividend Opportunity Fund, Class I Shares	18,369,290	1,133,529	(4,383,351)	1,608,565	16,728,033	—	502,096	19,479,056
Columbia Emerging Markets Bond Fund, Class I Shares	25,813,946	1,658,202	(1,442,248)	90,273	26,120,173	—	1,167,758	29,364,047

Columbia Emerging Markets Fund, Class I Shares	3,941,402	5,468,595	(169,761)	(18,103)	9,222,133	375,829	—	9,062,571
Columbia European Equity Fund, Class I Shares	16,721,075	8,590,622	(9,265,795)	249,255	16,295,157	—	—	17,710,341
Columbia Flexible Capital Income Fund, Class I Shares	10,471,797	560,090	(234,324)	20,602	10,818,165	—	278,890	12,075,967
Columbia Greater China Fund, Class I Shares	5,479,382	686,082	(349,292)	(7,905)	5,808,267	—	—	5,822,345
Columbia Income Opportunities Fund, Class I Shares	10,953,187	12,223,463	(679,010)	289	22,497,929	—	963,880	23,289,948
Columbia Inflation Protected Securities Fund, Class I Shares	14,488,272	888,464	(5,545,362)	683,436	10,514,810	—	181,131	11,669,055
Columbia Large Cap Core Fund, Class I Shares	6,749,954	293,048	(614,103)	24,365	6,453,264	—	14,943	7,169,269
Columbia Large Cap Growth Fund, Class I Shares	8,642,736	1,634,481	(967,142)	38,901	9,348,976	—	—	12,598,638
Columbia Large Core Quantitative Fund, Class I Shares	8,319,509	5,254,440	(350,555)	140,290	13,363,684	—	—	17,252,504
Columbia Large Growth Quantitative Fund, Class I Shares	15,298,262	3,032,402	(1,061,299)	132,490	17,401,855	—	—	19,543,759
Columbia Limited Duration Credit Fund, Class I Shares	35,270,260	3,488,694	(741,503)	21,359	38,038,810	—	717,546	40,717,760
Columbia Mid Cap Growth Fund, Class I Shares	10,445,286	3,914,095	(435,043)	(8,413)	13,915,925	—	—	14,246,373
Columbia Mid Cap Value Fund, Class I Shares	4,174,527	11,689,307	(416,032)	1,593	15,449,395	—	132,129	15,892,745
Columbia Mid Cap Value Opportunity Fund, Class I Shares	6,028,232	4,568	(8,461,301)	2,428,501	—	—	—	—
Columbia Money Market Fund, Class I Shares	4	54	(55)	—	3	—	—	3
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	999,848	761	(1,457,859)	457,250	—	—	—	—
Columbia Pacific/Asia Fund, Class I Shares	8,971,099	5,120,422	(136,770)	(9,471)	13,945,280	—	94,149	14,521,367
Columbia Short-Term Cash Fund	1,016,325	14,866,200	(11,487,756)	—	4,394,769	—	3,672	4,394,768
Columbia Small Cap Core Fund, Class I Shares	—	12,262,768	(175,832)	(1,795)	12,085,141	—	—	11,576,746
Columbia Small Cap Growth Fund I, Class I Shares	4,586,599	2,284	(4,278,559)	(310,324)	—	—	—	—
Columbia U.S. Government Mortgage Fund, Class I Shares	107,718,257	7,573,326	(4,060,144)	91,026	111,322,465	—	2,316,748	116,068,457
Columbia U.S. Treasury Index Fund, Class I Shares	25,704,792	1,402,560	(15,875,018)	474,695	11,707,029	183,592	123,348	11,607,244
Total	510,825,412	121,426,856	(102,284,815)	6,038,440	536,005,893	559,421	9,520,566	579,394,416

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2012.
(d)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $536,006,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$44,309,000
Unrealized Depreciation	(921,000)
Net Unrealized Appreciation	$43,388,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

 The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments in Affiliated Funds	579,394,416	—	—	579,394,416
Derivatives
Assets
Futures Contracts	67,369	—	—	67,369
Total	579,461,785	—	—	579,461,785

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Portfolio Builder Moderate Fund

(renamed Columbia Capital Allocation Moderate Portfolio, effective December 14, 2012)

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 52.1%
Convertible 2.5%
Columbia Convertible Securities Fund, Class I Shares (a)	2,559,959	$37,836,187
Dividend Income 5.5%
Columbia Dividend Income Fund, Class I Shares (a)	3,032,717	45,035,850
Columbia Dividend Opportunity Fund, Class I Shares (a)	4,320,358	37,716,722
Total		82,752,572
International 13.1%
Columbia Acorn International, Class I Shares (a)	144,788	5,794,418
Columbia Emerging Markets Fund, Class I Shares (a)(b)	4,578,702	44,596,555
Columbia European Equity Fund, Class I Shares (a)	11,516,143	68,636,213
Columbia Greater China Fund, Class I Shares (a)	381,447	18,587,899
Columbia Pacific/Asia Fund, Class I Shares (a)	7,512,775	60,477,843
Total		198,092,928
U.S. Large Cap 20.0%
Columbia Contrarian Core Fund, Class I Shares (a)	4,929,701	79,072,403
Columbia Large Cap Core Fund, Class I Shares (a)	1,529,860	22,443,046
Columbia Large Cap Growth Fund, Class I Shares (a)	957,513	25,996,488
Columbia Large Core Quantitative Fund, Class I Shares (a)	9,101,928	59,981,703
Columbia Large Growth Quantitative Fund, Class I Shares (a)	5,109,763	44,403,846
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	2,947,139	39,049,594
Columbia Select Large-Cap Value Fund, Class I Shares (a)	1,844,729	30,290,445
Total		301,237,525
U.S. Mid Cap 8.1%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	2,291,587	61,437,436
Columbia Mid Cap Value Fund, Class I Shares (a)	1,856,616	26,456,778
Columbia Mid Cap Value Opportunity Fund, Class I Shares (a)	4,108,004	34,178,593
Total		122,072,807
U.S. Small Cap 2.9%
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	912,339	14,688,660
Columbia Small Cap Core Fund, Class I Shares (a)(b)	1,405,066	22,214,097

	Shares	Value

Equity Funds (continued)
U.S. Small Cap (continued)
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	246,677	$7,383,046
Total		44,285,803
Total Equity Funds (Cost: $706,092,148)		$786,277,822
Fixed-Income Funds 43.5%
Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	2,461,495	30,793,304
High Yield 4.3%
Columbia Income Opportunities Fund, Class I Shares (a)	6,564,709	65,187,554
Inflation Protected Securities 1.5%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	1,994,395	22,895,652
Investment Grade 35.7%
Columbia Corporate Income Fund, Class I Shares (a)	10,323,258	111,697,651
Columbia Diversified Bond Fund, Class I Shares (a)	43,361,731	229,383,558
Columbia Limited Duration Credit Fund, Class I Shares (a)	4,432,150	45,651,142
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	26,382,643	151,964,025
Total		538,696,376
Total Fixed-Income Funds (Cost: $606,123,468)		$657,572,886

Alternative Investments 4.0%
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	2,457,419	25,729,173
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)(b)	2,650,227	26,396,265
Columbia Flexible Capital Income Fund, Class I Shares(a)	717,836	7,903,377
Total Alternative Investments (Cost: $58,175,741)		$60,028,815

Money Market Funds 0.4%
Columbia Money Market Fund, Class I Shares, 0.009%(a)(c)	2	2
Columbia Short-Term Cash Fund, 0.149%(a)(c)	5,313,899	5,313,899
Total Money Market Funds (Cost: $5,313,901)		$5,313,901

Total Investments (Cost: $1,375,705,258) (d)	$1,509,193,424(e)
Other Assets and Liabilities	287,318
Net Assets	$1,509,480,742

Investments in Derivatives Futures Contracts Outstanding at October 31, 2012

At October 31, 2012, $244,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 10-year	120	15,763,750	December 2012	78,510	—
U.S. Treasury Long Bond, 30-year	40	5,972,500	December 2012	54,920	—
Total		21,736,250		133,430	—

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	24,714,834	637,678	(603,603)	8,959	24,757,868	—	—	25,729,173
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	31,548,322	1,007,344	(6,248,697)	37,291	26,344,260	—	—	26,396,265
Columbia Acorn International, Class I Shares	8,788,868	203,009	(3,717,080)	333,740	5,608,537	—	30,683	5,794,418
Columbia Contrarian Core Fund, Class I Shares	49,669,152	21,994,006	(5,179,993)	(256,684)	66,226,481	—	—	79,072,403
Columbia Convertible Securities Fund, Class I Shares	37,170,057	2,091,893	(1,847,798)	24,885	37,439,037	—	924,300	37,836,187
Columbia Corporate Income Fund, Class I Shares	90,941,580	17,677,620	(5,986,511)	256,741	102,889,430	—	2,957,308	111,697,651
Columbia Diversified Bond Fund, Class I Shares	311,798,097	12,787,232	(125,106,210)	8,151,704	207,630,823	—	6,010,664	229,383,558
Columbia Dividend Income Fund, Class I Shares	50,130,108	1,252,087	(10,418,218)	524,434	41,488,411	—	920,430	45,035,850
Columbia Dividend Opportunity Fund, Class I Shares	35,006,245	1,360,751	(9,590,540)	1,823,730	28,600,186	—	993,397	37,716,722
Columbia Emerging Markets Bond Fund, Class I Shares	27,856,147	1,688,427	(2,325,007)	166,381	27,385,948	—	1,252,901	30,793,304
Columbia Emerging Markets Fund, Class I Shares	18,170,464	28,302,466	(911,912)	(90,030)	45,470,988	1,890,539	—	44,596,555

Columbia European Equity Fund, Class I Shares	84,425,253	22,246,482	(44,902,792)	744,178	62,513,121	—	—	68,636,213
Columbia Flexible Capital Income Fund, Class I Shares	7,063,237	293,707	(312,883)	29,552	7,073,613	—	185,955	7,903,377
Columbia Greater China Fund, Class I Shares	18,434,786	965,797	(586,551)	(22,300)	18,791,732	—	—	18,587,899
Columbia Income Opportunities Fund, Class I Shares	54,471,849	7,460,762	(3,522,768)	802,410	59,212,253	—	2,785,769	65,187,554
Columbia Inflation Protected Securities Fund, Class I Shares	25,932,361	1,152,004	(7,718,999)	1,050,088	20,415,454	—	363,883	22,895,652
Columbia Large Cap Core Fund, Class I Shares	22,717,692	259,109	(2,042,315)	95,318	21,029,804	—	48,011	22,443,046
Columbia Large Cap Growth Fund, Class I Shares	24,802,349	320,129	(9,656,389)	2,010,238	17,476,327	—	—	25,996,488
Columbia Large Core Quantitative Fund, Class I Shares	36,059,536	14,158,393	(3,780,263)	1,505,415	47,943,081	—	—	59,981,703
Columbia Large Growth Quantitative Fund, Class I Shares	45,778,743	606,208	(7,054,372)	(864,680)	38,465,899	—	—	44,403,846
Columbia Limited Duration Credit Fund, Class I Shares	30,599,366	13,775,567	(1,316,337)	113,259	43,171,855	—	819,104	45,651,142
Columbia Mid Cap Growth Fund, Class I Shares	45,226,978	14,812,514	(394,624)	(8,615)	59,636,253	—	—	61,437,436
Columbia Mid Cap Value Fund, Class I Shares	18,953,185	7,419,945	(497,161)	3,965	25,879,934	—	217,268	26,456,778
Columbia Mid Cap Value Opportunity Fund, Class I Shares	22,909,673	715,246	(1,751,610)	779,764	22,653,073	—	73,704	34,178,593
Columbia Money Market Fund, Class I Shares	—	54	(52)	—	2	—	—	2
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	6,744,425	9,437	(11,795,471)	5,041,609	—	—	—	—
Columbia Pacific/Asia Fund, Class I Shares	41,637,086	16,920,863	(384,701)	(27,131)	58,146,117	—	398,675	60,477,843
Columbia Select Large Cap Growth Fund, Class I Shares	41,417,116	1,441,230	(6,110,015)	132,573	36,880,904	—	—	39,049,594
Columbia Select Large-Cap Value Fund, Class I Shares	25,921,654	663,280	(1,868,750)	492,530	25,208,714	—	—	30,290,445
Columbia Select Smaller-Cap Value Fund, Class I Shares	4,113,629	11,524,201	(178,985)	(14,804)	15,444,041	—	—	14,688,660
Columbia Short-Term Cash Fund, Class I Shares	2,735,837	27,248,571	(24,670,509)	—	5,313,899	—	7,804	5,313,899
Columbia Small Cap Core Fund, Class I Shares	—	23,525,555	(240,392)	(2,460)	23,282,703	—	—	22,214,097

Columbia Small Cap Growth Fund I, Class I Shares	16,566,093	255,756	(8,128,400)	(786,643)	7,906,806	—	—	7,383,046
Columbia U.S. Government Mortgage Fund, Class I Shares	66,103,655	84,651,443	(5,953,903)	616,509	145,417,704	—	3,062,926	151,964,025
Columbia U.S. Treasury Index Fund, Class I Shares	26,757,834	25,165	(28,226,010)	1,443,011	—	—	8,444	—
Total	1,355,166,211	339,453,931	(343,029,821)	24,114,937	1,375,705,258	1,890,539	21,061,226	1,509,193,424

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2012.
(d)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $1,375,705,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$136,914,000
Unrealized Depreciation	(3,426,000)
Net Unrealized Appreciation	$133,488,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments in Affiliated Funds	1,509,193,424	—	—	1,509,193,424
Derivatives
Assets
Futures Contracts	133,430	—	—	133,430

Total	1,509,326,854	—	—	1,509,326,854

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 21, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 21, 2012